Discontinued operations (Details 2) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Discontinued operations
Net revenue from sales and services		R$ 143,634,708		R$ 109,732,842		R$ 74,058,056
Cost of products and services sold		(136,276,257)		(104,827,966)		(70,056,447)
Gross profit		7,358,451		4,904,876		4,001,609
Operating income (expenses)
Selling marketing and administrative		(2,141,985)		(1,931,666)		(1,611,152)
Other operating income (expenses), net		(514,522)		96,166		64,034
Operating income (loss)		3,336,752		1,787,014		1,545,960
Income (loss) before finance result and income and social contribution taxes		3,348,933		1,769,380		1,501,929
Financial result, net		(1,469,208)		(762,732)		(550,348)
Income (loss) before income and social contribution taxes		1,879,725		1,006,648		951,581
Net income (loss) for the year		301,858		65,264		280,633
Depreciation and amortization for the year		1,525,567		1,196,355		1,127,637
Net cash provided by (used in) operating activities		30,550		982,519		874,106
Net cash (used in) provided by investing activities		(220,190)		(158,733)		(487,390)
Net cash provided by (used in) financing activities		(179,025)		(552,967)		(919,684)
Effect of exchange rate changes on cash and cash equivalents in foreign currency		(19,316)		56,553		114,822
Extrafarma [member]
Operating income (expenses)
Impairment		(427,529)
Eliminations
Discontinued operations
Net revenue from sales and services		(272,574)		(214,715)		(193,046)
Cost of products and services sold		266,122		194,118		133,384
Gross profit		(6,452)		(20,597)		(59,662)
Operating income (expenses)
Other operating income (expenses), net		0		0		0
Operating income (loss)		0		0		0
Income (loss) before finance result and income and social contribution taxes		0		0		0
Depreciation and amortization for the year		(346)		0		0
Total Discontinued operations
Discontinued operations
Net revenue from sales and services		3,267,533		9,065,795		7,183,046
Cost of products and services sold		(2,485,069)		(6,901,181)		(5,571,767)
Gross profit		782,464		2,164,614		1,611,279
Operating income (expenses)
Selling marketing and administrative		(639,966)		(1,664,015)
Impairment				(427,529)
Other operating income (expenses), net		246,110		25,815
Operating income (loss)		388,608		98,885		266,095
Share of profit (loss) of subsidiaries, joint ventures and associates		(231)		48
Income (loss) before finance result and income and social contribution taxes		388,377		98,933		266,509
Financial result, net		52,525		(146,970)		280,974
Income (loss) before income and social contribution taxes		440,902		(48,037)		547,483
Income and social contribution taxes		(217,500)		113,301
Net effect of cessation of depreciation	[1]	78,456
Net income (loss) for the year		301,858		65,264		280,633
Depreciation and amortization for the year				463,414	[2]	428,962	[3]
Net cash provided by (used in) operating activities		30,550		982,519
Net cash (used in) provided by investing activities		(220,190)		(158,733)
Net cash provided by (used in) financing activities		(179,025)		(552,967)
Effect of exchange rate changes on cash and cash equivalents in foreign currency		(19,316)		56,553
Increase (decrease) in cash and cash equivalents		(387,981)		327,372		(418,146)
Total Discontinued operations | Oxiteno S. A. Industria e Comercio [member]
Discontinued operations
Net revenue from sales and services		2,039,287		7,102,771		5,210,704
Cost of products and services sold		(1,580,000)		(5,540,773)		(4,188,711)
Gross profit		459,287		1,561,998		1,021,993
Operating income (expenses)
Selling marketing and administrative		(201,365)		(978,221)
Impairment				0
Other operating income (expenses), net		10,736		26,924
Operating income (loss)		268,658		610,701		344,394
Share of profit (loss) of subsidiaries, joint ventures and associates		(231)		48
Income (loss) before finance result and income and social contribution taxes		268,427		610,749		344,808
Financial result, net		23,153		(431,441)		1,482
Income (loss) before income and social contribution taxes		291,580		179,308		346,290
Income and social contribution taxes		(16,924)		69,995
Net effect of cessation of depreciation	[1]	51,372
Net income (loss) for the year		326,028		249,303		0
Depreciation and amortization for the year				308,564	[2]	275,063	[3]
Net cash provided by (used in) operating activities		(81,558)		1,016,580
Net cash (used in) provided by investing activities		1,011,736		(122,363)
Net cash provided by (used in) financing activities		(1,245,754)		(1,054,930)
Effect of exchange rate changes on cash and cash equivalents in foreign currency		(19,316)		56,553
Increase (decrease) in cash and cash equivalents		(334,892)		(104,160)		(515,927)
Total Discontinued operations | Extrafarma [member]
Discontinued operations
Net revenue from sales and services		1,235,487		1,986,932		1,988,411
Cost of products and services sold		(912,310)		(1,384,316)		(1,399,125)
Gross profit		323,177		602,616		589,286
Operating income (expenses)
Selling marketing and administrative		(438,601)		(685,794)
Impairment				(427,529)
Other operating income (expenses), net		(5,951)		(1,109)
Operating income (loss)		(121,375)		(511,816)		(78,299)
Share of profit (loss) of subsidiaries, joint ventures and associates		0		0
Income (loss) before finance result and income and social contribution taxes		(121,375)		(511,816)		(78,299)
Financial result, net		(25,059)		(45,265)		(38,938)
Income (loss) before income and social contribution taxes		(146,434)		(557,081)		(117,237)
Income and social contribution taxes		20,826		155,416
Net effect of cessation of depreciation	[1]	27,084
Net income (loss) for the year		(98,524)		(401,665)		0
Depreciation and amortization for the year				154,850	[2]	153,899	[3]
Net cash provided by (used in) operating activities		(68,370)		(33,273)
Net cash (used in) provided by investing activities		(25,323)		(35,072)
Net cash provided by (used in) financing activities		40,585		35,286
Effect of exchange rate changes on cash and cash equivalents in foreign currency		0		0
Increase (decrease) in cash and cash equivalents		(53,108)		(33,059)		116,184
Total Discontinued operations | Ultrapar [Member]
Discontinued operations
Net revenue from sales and services		0
Cost of products and services sold		0
Gross profit		0
Operating income (expenses)
Selling marketing and administrative		0
Other operating income (expenses), net		241,325
Operating income (loss)		241,325
Share of profit (loss) of subsidiaries, joint ventures and associates		0
Income (loss) before finance result and income and social contribution taxes		241,325
Financial result, net		0
Income (loss) before income and social contribution taxes		241,325
Income and social contribution taxes		(202,895)
Net effect of cessation of depreciation	[1]	0
Net income (loss) for the year		38,430
Total Discontinued operations | Eliminations
Discontinued operations
Net revenue from sales and services		(7,241)	[4]	(23,908)	[5]	(16,069)
Cost of products and services sold		7,241	[4]	23,908	[5]	16,069
Gross profit		0	[4]	0	[5]	0
Operating income (expenses)
Selling marketing and administrative		0	[4]	0	[5]
Impairment	[5]			0
Other operating income (expenses), net		0	[4]	0	[5]
Operating income (loss)		0	[4]	0	[5]	0
Share of profit (loss) of subsidiaries, joint ventures and associates		0	[4]	0	[5]
Income (loss) before finance result and income and social contribution taxes		0	[4]	0	[5]	0
Financial result, net		54,431	[4]	329,736	[5]	318,430
Income (loss) before income and social contribution taxes		54,431	[4]	329,736	[5]	318,430
Income and social contribution taxes		(18,507)	[4]	(112,110)	[5]
Net effect of cessation of depreciation	[1],[4]	0
Net income (loss) for the year		35,924	[4]	217,626	[5]	0
Depreciation and amortization for the year				0	[2],[5]	0	[3]
Net cash provided by (used in) operating activities		180,478		(788)
Net cash (used in) provided by investing activities		(1,206,603)		(1,298)
Net cash provided by (used in) financing activities		1,026,144		466,677
Effect of exchange rate changes on cash and cash equivalents in foreign currency		0		0
Increase (decrease) in cash and cash equivalents		R$ 19		R$ 464,591		R$ (18,403)

[1]	As of January 1, 2022, the depreciation and amortization of assets classified as held for sale ceased, in compliance with item 25 of IFRS 5.
[2]	Balances included for a complete breakdown of segment information.
[3]	Balances included for complete breakdown of segment information.
[4]	Elimination between continuing and discontinued operations related to the interest on the intercompany loan between Ultrapar International and Oxiteno.
[5]	Elimination between the continued operations and discontinued operations related to loan between Ultrapar International and Oxiteno.